Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Liabilities
Schedule of other current liabilities

	December 31,
	2013	2014
	RMB
Payable for property and equipment	19,161	16,261
Accrued utility costs	7,563	8,590
Other taxes payable	12,370	11,882
Accrued professional fees	2,321	2,317
Advance receipts from depositary bank	450	451
Deferred rent-current	1,622	1,971
Reimbursement payable	4,077	6,112
Other	3,676	4,330
	51,240	51,914